Stock-based Compensation - Schedule of Assumptions Used to Estimate Fair Value on Grant Date Using Black Scholes Option Pricing Model (Detail) (ESPP[Member])	12 Months Ended
Dec. 31, 2014
ESPP[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	75.00%
Expected term (in years)	6 months
Risk-free interest rate	0.05%
Dividend	0.00%